Schedule IV (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net Amount	$ 2,105	$ 735	$ 5,091	$ 5,653	$ 4,341
Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount			4,739	4,603	4,384
Ceded to Other Companies			966	1,215	1,116
Assumed from Other Companies			1,318	2,265	1,073
Net Amount			$ 5,091	$ 5,653	$ 4,341
Percent of Amount Assumed to Net			25.90%	40.10%	24.70%
Life Insurance and Annuities | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount			$ 4,651	$ 4,503	$ 4,273
Ceded to Other Companies			934	1,179	1,072
Assumed from Other Companies			1,318	2,265	1,073
Net Amount			$ 5,035	$ 5,589	$ 4,274
Percent of Amount Assumed to Net			26.20%	40.50%	25.10%
Accident and Health | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount			$ 88	$ 100	$ 111
Ceded to Other Companies			32	36	44
Assumed from Other Companies			0	0	0
Net Amount			$ 56	$ 64	$ 67
Percent of Amount Assumed to Net			0.00%	0.00%	0.00%
Life insurance in force
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount			$ 1,280,831	$ 1,280,090	$ 1,243,389
Ceded to Other Companies			346,879	363,008	349,453
Assumed from Other Companies			188	192	225
Net Amount			$ 934,140	$ 917,274	$ 894,161
Percent of Amount Assumed to Net			0.00%	0.00%	0.00%